Summary of significant accounting policies and basis of preparation - Identifiable Intangiable assets (Details)	12 Months Ended
Dec. 31, 2019
Exclusive license agreement
Disclosure Of Significant Accounting Policies
Useful life	20 years
Software
Disclosure Of Significant Accounting Policies
Useful life	5 years
Brand
Disclosure Of Significant Accounting Policies
Useful life	5 years
Proprietary technology
Disclosure Of Significant Accounting Policies
Useful life	5 years